Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultra Series Fund
Entity Central Index Key	0000732697
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Conservative Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conservative Allocation Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.33%

[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 46,984,089
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 70,831
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$46,984,089
# of Portfolio Holdings	20
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$70,831

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Investment Companies	50.9%
Exchange Traded Funds	47.9%
Short-Term Investments	2.8%
Other Assets and Liabilities, Net	(1.6%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	42.4%
Schwab Intermediate-Term U.S. Treasury ETF	8.5%
Madison Large Cap Fund, Class R6	8.5%
Janus Henderson Mortgage-Backed Securities ETF	7.8%
Invesco S&P 500 Quality ETF	6.6%
Vanguard Information Technology ETF	3.1%
Vanguard FTSE Europe ETF	2.9%
iShares MSCI Emerging Markets Asia ETF	2.6%
Vanguard Short-Term Corporate Bond ETF	2.1%
Distillate U.S. Fundamental Stability & Value ETF	2.1%

Conservative Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Conservative Allocation Fund
Class Name	Conservative Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Conservative Allocation Fund Class II for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.58%

[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[2]
Net Assets	$ 46,984,089
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 70,831
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$46,984,089
# of Portfolio Holdings	20
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$70,831

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Investment Companies	50.9%
Exchange Traded Funds	47.9%
Short-Term Investments	2.8%
Other Assets and Liabilities, Net	(1.6%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 35% equity investments and 65% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	42.4%
Schwab Intermediate-Term U.S. Treasury ETF	8.5%
Madison Large Cap Fund, Class R6	8.5%
Janus Henderson Mortgage-Backed Securities ETF	7.8%
Invesco S&P 500 Quality ETF	6.6%
Vanguard Information Technology ETF	3.1%
Vanguard FTSE Europe ETF	2.9%
iShares MSCI Emerging Markets Asia ETF	2.6%
Vanguard Short-Term Corporate Bond ETF	2.1%
Distillate U.S. Fundamental Stability & Value ETF	2.1%

Moderate Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moderate Allocation Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.33%

[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[3]
Net Assets	$ 101,959,298
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 153,356
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$101,959,298
# of Portfolio Holdings	20
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$153,356

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	54.7%
Investment Companies	42.1%
Short-Term Investments	6.7%
Other Assets and Liabilities, Net	(3.5%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	27.2%
Madison Large Cap Fund, Class R6	13.8%
Invesco S&P 500 Quality ETF	9.7%
Vanguard FTSE Europe ETF	5.5%
Vanguard Information Technology ETF	5.1%
iShares MSCI Emerging Markets Asia ETF	4.8%
Janus Henderson Mortgage-Backed Securities ETF	4.2%
Distillate U.S. Fundamental Stability & Value ETF	3.6%
iShares Core S&P Small-Cap ETF	3.2%
Schwab Intermediate-Term U.S. Treasury ETF	3.1%

Moderate Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Moderate Allocation Fund
Class Name	Moderate Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Moderate Allocation Fund Class II for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.58%

[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[4]
Net Assets	$ 101,959,298
Holdings Count | Holdings	20
Advisory Fees Paid, Amount	$ 153,356
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$101,959,298
# of Portfolio Holdings	20
Portfolio Turnover Rate	25%
Total Advisory Fees Paid	$153,356

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	54.7%
Investment Companies	42.1%
Short-Term Investments	6.7%
Other Assets and Liabilities, Net	(3.5%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 60% equity investments and 40% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Core Bond Fund, Class R6	27.2%
Madison Large Cap Fund, Class R6	13.8%
Invesco S&P 500 Quality ETF	9.7%
Vanguard FTSE Europe ETF	5.5%
Vanguard Information Technology ETF	5.1%
iShares MSCI Emerging Markets Asia ETF	4.8%
Janus Henderson Mortgage-Backed Securities ETF	4.2%
Distillate U.S. Fundamental Stability & Value ETF	3.6%
iShares Core S&P Small-Cap ETF	3.2%
Schwab Intermediate-Term U.S. Treasury ETF	3.1%

Aggressive Allocation Fund Class I
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class I for the period of January 1, 2025 to June 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$17	0.32%

[1]	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.32%	[5]
Net Assets	$ 41,383,479
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 59,918
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$41,383,479
# of Portfolio Holdings	19
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$59,918

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	64.5%
Investment Companies	31.8%
Short-Term Investments	8.7%
Other Assets and Liabilities, Net	(5.0%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Large Cap Fund, Class R6	16.5%
Madison Core Bond Fund, Class R6	13.9%
Invesco S&P 500 Quality ETF	12.4%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	7.3%
Distillate U.S. Fundamental Stability & Value ETF	6.8%
iShares MSCI Emerging Markets Asia ETF	6.3%
SPDR S&P Bank ETF	4.5%
iShares Core S&P Small-Cap ETF	4.1%
Vanguard FTSE All-World ex-U.S. ETF	3.5%

Aggressive Allocation Fund Class II
Shareholder Report [Line Items]
Fund Name	Aggressive Allocation Fund
Class Name	Aggressive Allocation Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Aggressive Allocation Fund Class II for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$29	0.57%

[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[6]
Net Assets	$ 41,383,479
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 59,918
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$41,383,479
# of Portfolio Holdings	19
Portfolio Turnover Rate	27%
Total Advisory Fees Paid	$59,918

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	64.5%
Investment Companies	31.8%
Short-Term Investments	8.7%
Other Assets and Liabilities, Net	(5.0%)

Exposure Basis Explanation [Text Block]	The Fund invests primarily in shares of other registered investment companies. The Fund’s total net assets will be allocated among various asset classes and underlying funds with target allocations over time of approximately 80% equity investments and 20% fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Large Cap Fund, Class R6	16.5%
Madison Core Bond Fund, Class R6	13.9%
Invesco S&P 500 Quality ETF	12.4%
Vanguard FTSE Europe ETF	8.2%
Vanguard Information Technology ETF	7.3%
Distillate U.S. Fundamental Stability & Value ETF	6.8%
iShares MSCI Emerging Markets Asia ETF	6.3%
SPDR S&P Bank ETF	4.5%
iShares Core S&P Small-Cap ETF	4.1%
Vanguard FTSE All-World ex-U.S. ETF	3.5%

Diversified Income Fund Class I
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Diversified Income Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$14	0.27%

[1]	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[7]
Net Assets	$ 144,073,661
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 180,875
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$144,073,661
# of Portfolio Holdings	16
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$180,875

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.4%
Short-Term Investments	1.4%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	22.4%
Madison Dividend Value ETF	19.0%
Madison Aggregate Bond ETF	17.9%
Madison Covered Call ETF	15.7%
SPDR Portfolio High Yield Bond ETF	10.0%
Janus Henderson Mortgage-Backed Securities ETF	4.9%
Global X MLP ETF	4.0%
Schwab U.S. Dividend Equity ETF	3.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Diversified Income Fund Class II
Shareholder Report [Line Items]
Fund Name	Diversified Income Fund
Class Name	Diversified Income Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Diversified Income Fund Class II for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$26	0.52%

[1]	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[8]
Net Assets	$ 144,073,661
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 180,875
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$144,073,661
# of Portfolio Holdings	16
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$180,875

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Exchange Traded Funds	99.4%
Short-Term Investments	1.4%
Mortgage Backed Securities	0.0%
Commercial Mortgage-Backed Securities	0.0%
Other Assets and Liabilities, Net	(0.8%)

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, diversifying across various asset classes according to an asset allocation approximately 60% in equity investments and 40% in fixed income investments.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Madison Short-Term Strategic Income ETF	22.4%
Madison Dividend Value ETF	19.0%
Madison Aggregate Bond ETF	17.9%
Madison Covered Call ETF	15.7%
SPDR Portfolio High Yield Bond ETF	10.0%
Janus Henderson Mortgage-Backed Securities ETF	4.9%
Global X MLP ETF	4.0%
Schwab U.S. Dividend Equity ETF	3.4%
iShares 5-10 Year Investment Grade Corporate Bond ETF	2.0%
Federal National Mortgage Association, 7.000%, due 11/01/31	0.0%

Core Bond Fund Class I
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$29	0.58%

[1]	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%	[9]
Net Assets	$ 53,754,931
Holdings Count | Holdings	254
Advisory Fees Paid, Amount	$ 172,883
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$53,754,931
# of Portfolio Holdings	254
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$172,883

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	41.1%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	18.9%
Collateralized Mortgage Obligations	6.5%
Foreign Corporate Bonds	3.1%
Short-Term Investments	2.5%
Asset Backed Securities	1.2%
Commercial Mortgage-Backed Securities	0.8%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Bonds, 6.625%, due 02/15/27	1.5%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.4%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.4%
U.S. Treasury Notes, 2.875%, due 05/15/28	1.4%
U.S. Treasury Notes, 2.625%, due 02/15/29	1.3%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.3%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.3%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.1%

Core Bond Fund Class II
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Core Bond Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund Class II for the period of January 1, 2025 to June 30, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$42	0.83%

[1]	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[10]
Net Assets	$ 53,754,931
Holdings Count | Holdings	254
Advisory Fees Paid, Amount	$ 172,883
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$53,754,931
# of Portfolio Holdings	254
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$172,883

Holdings [Text Block]

Portfolio Allocation (% of Net Assets)

Mortgage Backed Securities	41.1%
Corporate Notes and Bonds	25.7%
U.S. Government and Agency Obligations	18.9%
Collateralized Mortgage Obligations	6.5%
Foreign Corporate Bonds	3.1%
Short-Term Investments	2.5%
Asset Backed Securities	1.2%
Commercial Mortgage-Backed Securities	0.8%
Other Assets and Liabilities, Net	0.2%

Exposure Basis Explanation [Text Block]	The Fund invests primary in fixed income securities such as Corporate, U.S. Government and Foreign debt securities. In addition the fund also invested in asset backed, mortgage-backed and commercial mortgage-backed securities.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Federal Home Loan Mortgage Corp., 2.500%, due 01/01/52	1.5%
U.S. Treasury Bonds, 6.625%, due 02/15/27	1.5%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.4%
U.S. Treasury Bonds, 4.500%, due 05/15/38	1.4%
U.S. Treasury Notes, 4.000%, due 02/15/34	1.4%
U.S. Treasury Notes, 2.875%, due 05/15/28	1.4%
U.S. Treasury Notes, 2.625%, due 02/15/29	1.3%
U.S. Treasury Bonds, 4.250%, due 08/15/54	1.3%
U.S. Treasury Bonds, 3.750%, due 08/15/41	1.3%
Federal National Mortgage Association, 4.500%, due 08/01/52	1.1%

Large Cap Value Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Value Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$32	0.63%

[1]	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[11]
Net Assets	$ 164,797,008
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 521,825
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$164,797,008
# of Portfolio Holdings	40
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$521,825

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.3%
Financials	20.0%
Health Care	14.1%
Energy	8.9%
Consumer Discretionary	8.7%
Information Technology	8.1%
Consumer Staples	7.3%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	2.8%
Communication Services	2.7%
Materials	1.9%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

CME Group, Inc.	4.3%
Automatic Data Processing, Inc.	4.0%
Blackrock, Inc.	3.9%
Morgan Stanley	3.8%
Honeywell International, Inc.	3.8%
NextEra Energy, Inc.	3.5%
Home Depot, Inc.	3.5%
Texas Instruments, Inc.	3.5%
Johnson & Johnson	3.3%
Fastenal Co.	3.3%

Large Cap Value Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Large Cap Value Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Value Fund Class II for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$44	0.88%

[1]	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%	[12]
Net Assets	$ 164,797,008
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 521,825
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$164,797,008
# of Portfolio Holdings	40
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$521,825

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Industrials	20.3%
Financials	20.0%
Health Care	14.1%
Energy	8.9%
Consumer Discretionary	8.7%
Information Technology	8.1%
Consumer Staples	7.3%
Utilities	3.6%
Equity Real Estate Investment Trusts (REITs)	2.8%
Communication Services	2.7%
Materials	1.9%
Short-Term Investments	1.6%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Value Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

CME Group, Inc.	4.3%
Automatic Data Processing, Inc.	4.0%
Blackrock, Inc.	3.9%
Morgan Stanley	3.8%
Honeywell International, Inc.	3.8%
NextEra Energy, Inc.	3.5%
Home Depot, Inc.	3.5%
Texas Instruments, Inc.	3.5%
Johnson & Johnson	3.3%
Fastenal Co.	3.3%

Large Cap Growth Fund Class I
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$41	0.83%

[1]	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[13]
Net Assets	$ 180,760,334
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 769,153
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$180,760,334
# of Portfolio Holdings	31
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$769,153

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.1%
Information Technology	20.0%
Industrials	17.6%
Consumer Discretionary	15.5%
Health Care	11.7%
Communication Services	7.1%
Short-Term Investments	2.0%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	6.0%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class C	5.2%
Texas Instruments, Inc.	5.0%
Ferguson Enterprises, Inc.	4.6%
Fiserv, Inc.	4.2%
Visa, Inc., Class A	3.9%
Progressive Corp.	3.8%
PACCAR, Inc.	3.8%
Parker-Hannifin Corp.	3.7%

Large Cap Growth Fund Class II
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Large Cap Growth Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Growth Fund Class II for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$54	1.08%

[1]	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.08%	[14]
Net Assets	$ 180,760,334
Holdings Count | Holdings	31
Advisory Fees Paid, Amount	$ 769,153
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$180,760,334
# of Portfolio Holdings	31
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$769,153

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Financials	26.1%
Information Technology	20.0%
Industrials	17.6%
Consumer Discretionary	15.5%
Health Care	11.7%
Communication Services	7.1%
Short-Term Investments	2.0%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund invests primarily in common stocks of large-cap companies as defined as those in the Russell 1000® Growth Index. The Fund targets to maintain at least 80% of its net assets in such stocks.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	6.0%
Amazon.com, Inc.	5.3%
Alphabet, Inc., Class C	5.2%
Texas Instruments, Inc.	5.0%
Ferguson Enterprises, Inc.	4.6%
Fiserv, Inc.	4.2%
Visa, Inc., Class A	3.9%
Progressive Corp.	3.8%
PACCAR, Inc.	3.8%
Parker-Hannifin Corp.	3.7%

Mid Cap Fund Class I
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Mid Cap Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$46	0.93%

[1]	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[15]
Net Assets	$ 122,138,845
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 598,960
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$122,138,845
# of Portfolio Holdings	32
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$598,960

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	26.0%
Financials	24.1%
Industrials	16.6%
Consumer Discretionary	14.3%
Health Care	8.0%
Communication Services	6.5%
Short-Term Investments	4.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.2%
Amphenol Corp., Class A	5.6%
Brown & Brown, Inc.	5.5%
Gartner, Inc.	5.2%
Ross Stores, Inc.	4.7%
Carlisle Cos., Inc.	4.3%
CDW Corp.	4.2%
Copart, Inc.	3.7%
PACCAR, Inc.	3.6%
Liberty Media Corp.-Liberty Formula One, Class C	3.4%

Mid Cap Fund Class II
Shareholder Report [Line Items]
Fund Name	Mid Cap Fund
Class Name	Mid Cap Fund Class II
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Mid Cap Fund Class II for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class II	$59	1.18%

[1]	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.18%	[16]
Net Assets	$ 122,138,845
Holdings Count | Holdings	32
Advisory Fees Paid, Amount	$ 598,960
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$122,138,845
# of Portfolio Holdings	32
Portfolio Turnover Rate	11%
Total Advisory Fees Paid	$598,960

Holdings [Text Block]

Sector Allocation (% of Net Assets)

Information Technology	26.0%
Financials	24.1%
Industrials	16.6%
Consumer Discretionary	14.3%
Health Care	8.0%
Communication Services	6.5%
Short-Term Investments	4.6%
Other Assets and Liabilities, Net	(0.1%)

Exposure Basis Explanation [Text Block]	The Fund invests in common stocks, securities convertible into common stocks and related equity securities of midsize companies defined as those companies with market capitalizations of between $500 million and $70 billion.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Arch Capital Group Ltd.	7.2%
Amphenol Corp., Class A	5.6%
Brown & Brown, Inc.	5.5%
Gartner, Inc.	5.2%
Ross Stores, Inc.	4.7%
Carlisle Cos., Inc.	4.3%
CDW Corp.	4.2%
Copart, Inc.	3.7%
PACCAR, Inc.	3.6%
Liberty Media Corp.-Liberty Formula One, Class C	3.4%

Madison Target Retirement 2020 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2020 Fund
Class Name	Madison Target Retirement 2020 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2020 Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[17]
Net Assets	$ 10,973,144
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 14,342
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$10,973,144
# of Portfolio Holdings	17
Portfolio Turnover Rate	9%
Total Advisory Fees Paid	$14,342

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	98.1%
Short-Term Investments	1.9%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2020. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	24.1%
iShares 7-10 Year Treasury Bond ETF	16.8%
Schwab Intermediate-Term U.S. Treasury ETF	16.5%
SPDR Portfolio Short Term Treasury ETF	10.5%
iShares Aaa - A Rated Corporate Bond ETF	7.8%
Invesco S&P 500 Quality ETF	6.2%
iShares MSCI International Quality Factor ETF	3.9%
Distillate U.S. Fundamental Stability & Value ETF	3.3%
Vanguard Information Technology ETF	2.1%
SPDR Portfolio Long Term Treasury ETF	1.6%

Madison Target Retirement 2030 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2030 Fund
Class Name	Madison Target Retirement 2030 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2030 Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[18]
Net Assets	$ 50,933,863
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 61,385
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$50,933,863
# of Portfolio Holdings	19
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$61,385

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	97.0%
Short-Term Investments	3.0%
Other Assets and Liabilities, Net	0.0%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2030. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Janus Henderson Mortgage-Backed Securities ETF	18.6%
iShares 7-10 Year Treasury Bond ETF	13.2%
Schwab Intermediate-Term U.S. Treasury ETF	11.7%
Invesco S&P 500 Quality ETF	10.3%
Distillate U.S. Fundamental Stability & Value ETF	8.0%
SPDR Portfolio Short Term Treasury ETF	7.9%
iShares Aaa - A Rated Corporate Bond ETF	6.1%
iShares MSCI International Quality Factor ETF	4.6%
Vanguard Information Technology ETF	3.8%
iShares MSCI Emerging Markets Asia ETF	2.4%

Madison Target Retirement 2040 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2040 Fund
Class Name	Madison Target Retirement 2040 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2040 Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[19]
Net Assets	$ 42,381,174
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 49,619
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$42,381,174
# of Portfolio Holdings	19
Portfolio Turnover Rate	18%
Total Advisory Fees Paid	$49,619

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.5%
Short-Term Investments	3.4%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2040. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	15.4%
Distillate U.S. Fundamental Stability & Value ETF	12.9%
Janus Henderson Mortgage-Backed Securities ETF	11.0%
Schwab Intermediate-Term U.S. Treasury ETF	9.2%
iShares 7-10 Year Treasury Bond ETF	7.9%
iShares MSCI International Quality Factor ETF	7.0%
Vanguard Information Technology ETF	6.5%
iShares Aaa - A Rated Corporate Bond ETF	4.5%
iShares MSCI Emerging Markets Asia ETF	4.1%
SPDR S&P Bank ETF	3.7%

Madison Target Retirement 2050 Fund Class I
Shareholder Report [Line Items]
Fund Name	Madison Target Retirement 2050 Fund
Class Name	Madison Target Retirement 2050 Fund Class I
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Madison Target Retirement 2050 Fund Class I for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.madisonfunds.com/funds/ultra-series-fund/. You can also request this information by contacting us at 1-800-877-6089.
Additional Information Phone Number	1-800-877-6089
Additional Information Website	www.madisonfunds.com/funds/ultra-series-fund/
Expenses [Text Block]	What were the Fund costs for last period? (based on a hypothetical $10,000 investment)
	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class I	$16	0.31%

[1]	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[20]
Net Assets	$ 36,499,161
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 42,692
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (As of June 30, 2025)
Total Net Assets	$36,499,161
# of Portfolio Holdings	19
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$42,692

Holdings [Text Block]	Portfolio Allocation (% of Net Assets)
Exchange Traded Funds	96.3%
Short-Term Investments	3.6%
Other Assets and Liabilities, Net	0.1%

Exposure Basis Explanation [Text Block]	The Fund primarily invests in shares of other registered investment companies, following an asset allocation strategy for those planning to retire around 2050. As time progresses, the Fund’s allocation will shift to a more conservative mix, aiming for about 10-30% in stock funds and 70-90% in bond funds.
Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Invesco S&P 500 Quality ETF	17.9%
Distillate U.S. Fundamental Stability & Value ETF	15.2%
Janus Henderson Mortgage-Backed Securities ETF	8.0%
iShares MSCI International Quality Factor ETF	7.7%
Vanguard Information Technology ETF	7.2%
Schwab Intermediate-Term U.S. Treasury ETF	6.8%
iShares 7-10 Year Treasury Bond ETF	6.1%
iShares MSCI Emerging Markets Asia ETF	4.9%
iShares MSCI Eurozone ETF	4.2%
SPDR S&P Bank ETF	4.1%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
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[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
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[19]	Annualized.
[20]	Annualized.